Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net cash payments for income taxes	$ 30.3	$ 63.3	$ 130.9
Valuation allowance on certain deferred tax assets	77.5	86.6
Subsequently recognized tax benefits that will result in an income tax benefit if realized in a future year	77.5	86.6
Amount of unrecognized tax benefit, if recognized, would affect the effective tax rate	3.3
Liability for interest and penalties	0.8	0.9
Additional interest expense recognized in income tax provision related to liability for unrecognized tax benefits	0.3	0.3	0.7
Reasonable possibility of recognition of unrecognized tax benefits during 2016	0.5
Liability for unrecognized income tax benefits	6.7	10.0	$ 16.3	$ 18.5
Canada [Member] | Investment Tax Credit [Member] | Foreign [Member]
Deferred tax liability related to foreign subsidiaries	$ 37.5	$ 68.2